Note 3 - Trade Accounts and Notes Receivable, Net (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for Doubtful Accounts	€ 362	€ 107	€ 18